Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS OPPORTUNITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001111178
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2012
Dreyfus Natural Resources Fund (Prospectus Summary) | Dreyfus Natural Resources Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNLAX
Dreyfus Natural Resources Fund (Prospectus Summary) | Dreyfus Natural Resources Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLDBX
Dreyfus Natural Resources Fund (Prospectus Summary) | Dreyfus Natural Resources Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLDCX
Dreyfus Natural Resources Fund (Prospectus Summary) | Dreyfus Natural Resources Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLDRX